Consolidated Statements Of Cash Flows (Tables)	6 Months Ended
Feb. 28, 2021
Consolidated Statements of Cash Flows [Abstract]
Schedule Of Funds Flows From Continuing Operations
	Three months ended		Six months ended
	February 28, 2021	February 29, 2020	February 28, 2021	February 29, 2020
Net income from continuing operations	217	167	380	329
Adjustments to reconcile net income to funds flow from operations:
Amortization	303	301	609	605
Deferred income tax expense	31	22	53	34
Share-based compensation	1	1	1	1
Defined benefit pension plans	3	3	3	1
Net change in contract asset balances	13	(17)	8	(45)
Fair value adjustments for private investments	(27)	-	(27)	-
Other	(2)	19	-	21
Funds flow from operations	539	496	1,027	946

Schedule Of Interest And Income Taxes Paid And Interest Received
	Three months ended		Six months ended
	February 28, 2021	February 29, 2020	February 28, 2021	February 29, 2020
Interest paid	35	31	110	140
Income taxes paid (net of refunds)	64	68	158	102
Interest received	1	1	3	5

Schedule Of Non-Cash Transactions
	Six months ended
	February 28, 2021	February 29, 2020
Issuance of Class B Non-Voting Shares:
Dividend reinvestment plan	-	37